QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
QUARTERLY FINANCIAL DATA (UNAUDITED)
Net sales	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 13,253.4	$ 11,838.7	$ 6,798.5
Cost of sales	1,963.8	1,882.8	1,828.6	1,564.9	1,644.2	1,616.4	1,608.9	1,614.0	7,240.1	6,483.5	3,475.6
Selling, general and administrative expenses	1,104.9	1,097.4	1,083.3	995.8	971.1	977.7	981.7	989.7	4,281.4	3,920.2	2,438.1
Special (gains) and charges	20.2	27.8	73.6	49.7	34.7	28.0	41.6	41.4	171.3	145.7	131.0
Operating income	470.6	476.0	352.3	261.7	395.8	401.2	326.5	165.8	1,560.6	1,289.3	753.8
Interest expense, net	67.6	67.0	66.2	61.5	62.5	64.2	63.9	86.1	262.3	276.7	74.2
Income before income taxes	403.0	409.0	286.1	200.2	333.3	337.0	262.6	79.7	1,298.3	1,012.6	679.6
Provision for income taxes	113.4	101.8	70.3	39.2	98.8	97.7	79.2	35.6	324.7	311.3	216.3
Net income including noncontrolling interest	289.6	307.2	215.8	161.0	234.5	239.3	183.4	44.1	973.6	701.3	463.3
Less: Net income attributable to noncontrolling interest	2.5	(0.8)	2.7	1.4	3.1	1.3	(1.1)	(5.6)	5.8	(2.3)	0.8
Net income attributable to Ecolab	287.1	308.0	213.1	159.6	231.4	238.0	184.5	49.7	967.8	703.6	462.5
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.95	$ 1.02	$ 0.71	$ 0.54	$ 0.79	$ 0.81	$ 0.63	$ 0.17	$ 3.23	$ 2.41	$ 1.95
Diluted (in dollars per share)	$ 0.93	$ 1.00	$ 0.69	$ 0.53	$ 0.77	$ 0.80	$ 0.62	$ 0.17	$ 3.16	$ 2.35	$ 1.91
Weighted-average common shares outstanding
Basic (in shares)	301.2	301.2	301.5	295.4	293.8	292.7	291.9	291.5	299.9	292.5	236.9
Diluted (in shares)	307.5	307.2	307.4	300.9	299.9	298.6	298.2	297.9	305.9	298.9	242.1
Cost of sales, special charges	19.7	6.3	15.2	2.0	11.6	3.2	3.1	76.0
Interest expense, special charges			0.3	2.2	1.1			18.2
Net income (loss) attributable to noncontrolling interest, special charges				$ 0.5				$ 4.5